PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 7:-	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	December 31,
	2021	2020
Cost:
Computer equipment and software	$159,407	$132,373
Office furniture and equipment	4,563	5,308
Leasehold improvements	17,803	17,901
Internal-use software	34,781	21,259

	216,554	176,841

Accumulated depreciation	(153,295)	(123,947)

Property and equipment, net	$63,259	$52,894

The Company capitalized internal-use software costs of $13,522 and $9,205 for the years ended December 31, 2021 and 2020 respectively. The Company’s capitalized internal-use software amortization is included in cost of revenues in the Company’s consolidated statements of income (loss) and totaled to $1,923, $1,486 and $1,273 for the years ended December 31, 2021, 2020 and 2019, respectively.

Total depreciation expenses (including amortization of internal-use software) for the years ended December 31, 2021, 2020 and 2019 were $30,104, $31,397 and $35,943, respectively.

During the year ended December 31, 2020, the Company wrote off fully depreciated property and equipment, which were no longer in use, with a cost basis of $6,798.